Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) $ in Millions, $ in Millions			12 Months Ended
		Dec. 06, 2016	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in other entities			$ 12,540	$ 22,357	$ 639
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of associates and joint ventures [line items]
Ownership Percentage		3.36%
Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of associates and joint ventures [line items]
Ownership Percentage			51.00%
Investments accounted for using equity method [member]
Disclosure of associates and joint ventures [line items]
Investments in other entities			$ 12,540	$ 22,357
Investments accounted for using equity method [member] | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Principal Activity	[1]		Sugar production
Place of Incorporation	[1]		Mexico
Ownership Percentage	[1]		36.40%	36.40%
Carrying Amount	[1]		$ 2,933	$ 2,657
Investments accounted for using equity method [member] | Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	[1]		Beverages
Place of Incorporation	[1]		Mexico
Ownership Percentage	[1]		26.30%	26.30%
Carrying Amount	[1]		$ 1,560	$ 1,574
Investments accounted for using equity method [member] | Leao Alimentos e Bebidas, LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		Leao Alimentos e Bebidas, LTDA
Principal Activity	[1]		Beverages
Place of Incorporation	[1]		Brazil
Ownership Percentage	[1]		24.40%	27.70%
Carrying Amount	[1]		$ 3,001	$ 3,282
Investments accounted for using equity method [member] | UBI 3 Participacoes, LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		UBI 3 Participacoes, LTDA
Principal Activity	[1]		Beverages
Place of Incorporation	[1]		Brazil
Ownership Percentage	[1]		26.00%
Carrying Amount	[1]		$ 391
Investments accounted for using equity method [member] | Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA")
Principal Activity	[1]		Caned bottling
Place of Incorporation	[1]		Mexico
Ownership Percentage	[1]		26.50%	26.50%
Carrying Amount	[1]		$ 177	$ 177
Investments accounted for using equity method [member] | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Principal Activity	[1]		Recycling
Place of Incorporation	[1]		Mexico
Ownership Percentage	[1]		35.00%	35.00%
Carrying Amount	[1]		$ 121	$ 100
Investments accounted for using equity method [member] | KSP Participacoes LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]		KSP Participacoes, LTDA
Principal Activity	[1]		Beverages
Place of Incorporation	[1]		Brazil
Ownership Percentage	[1]		38.70%	38.70%
Carrying Amount	[1]		$ 117	$ 126
Investments accounted for using equity method [member] | Other associates [member]
Disclosure of associates and joint ventures [line items]
Associates			Other
Principal Activity			Various
Place of Incorporation			Various
Carrying Amount			$ 228	64
Investments accounted for using equity method [member] | Investment in Associates and Joint Ventures [member]
Disclosure of associates and joint ventures [line items]
Investments in other entities			$ 11,501	$ 22,357
Investments accounted for using equity method [member] | Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures			Compania Panamena de Bebidas, S.A.P.I. de C.V.
Principal Activity			Beverages
Place of Incorporation			Mexico
Ownership Percentage			50.00%	50.00%
Carrying Amount			$ 2,036	$ 1,911
Investments accounted for using equity method [member] | Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures			Dispensadoras de Cafe, S.A.P.I. de C.V.
Principal Activity			Services
Place of Incorporation			Mexico
Ownership Percentage			50.00%	50.00%
Carrying Amount			$ 153	$ 145
Investments accounted for using equity method [member] | Estancia Hidromineral Itabirito, LTDA [member]
Disclosure of associates and joint ventures [line items]
Joint ventures			Estancia Hidromineral Itabirito, LTDA
Principal Activity			Bottling and Distribution
Place of Incorporation			Brazil
Ownership Percentage				50.00%
Carrying Amount				$ 96
Investments accounted for using equity method [member] | Fountain Agua Mineral, LTDA [member]
Disclosure of associates and joint ventures [line items]
Joint ventures			Fountain Agua Mineral, LTDA
Principal Activity			Beverages
Place of Incorporation			Brazil
Ownership Percentage			50.00%	50.00%
Carrying Amount			$ 784	$ 765
Investments accounted for using equity method [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures			Coca-Cola FEMSA Philippines, Inc.
Principal Activity			Bottling
Place of Incorporation			Philippines
Ownership Percentage				51.00%
Carrying Amount				$ 11,460

[1]	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.